Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Allocated share based compensation	$ 55,236	$ 82	$ 55,397	$ 3,853	$ 3,936	$ 15
Sales and other expenses
Allocated share based compensation	172	7	178	9	16	0
Personnel expenses
Allocated share based compensation	$ 55,064	$ 75	$ 55,219	$ 3,844	$ 3,920	$ 15